Exhibit 99.7 Schedule 2

Exception Detail
Run Date - 09/06/2024 2:28:36 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1354124	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	6662234	437	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		Verbal XXX is missing.	Received			02/17/2022			A	1	XXXXXXXXXX	SC	2	1	C	A	A	A	A	A	C	A		Non-QM	1
1369096	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	6731342	318	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Source of Large Deposit		XXX large deposit of $XXXX was not fully verified. XXX notes indicate it was net proceeds from the sale of the previous residence but seller's closing disclosure/settlement statement is missing in file showing borrower got the $XXXX from that sale.	Received			03/18/2022			A	1	XXXXXXXXXX	NH	1	1	C	A	C	A	C	A	A	A		Non-QM	1
1369096	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	6726989	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		X tolerance violation of $XXX due to the increase in XXXXXXXXXXXX fee. A valid XXX has not been provided. XXXXXX provide proof of refund, XXX to borrower and a XXXX reflecting cure. XXX must be provided within XX days of closing			Client 03/17/2022 03:59 PM; Loan income documentation changed from XXXX XXX ($X,XXX.XX XX XXX) to XXXX statements ($X,XXX.XX XX XXX). XXXX is identified on the XXX and has been deemed acceptable in the past. XXXXXX. Reviewer 03/18/2022 06:27 AM; Reviewer 03/18/2022 10:10 AM; Good XXXXXXX! I can't seem to find the XXX. XXXXX you please upload it so I can take a look at this. XXXXX you!	03/18/2022			A	1	XXXXXXXXXX	NH	1	1	C	A	C	A	C	A	A	A		Non-QM	1
1369096	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	6726990	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.						03/18/2022			A	1	XXXXXXXXXX	NH	1	1	C	A	C	A	C	A	A	A		Non-QM	1